UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2001
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      JANA PARTNERS LLC

Address:   767 Fifth Avenue, 8th Floor
           New York, New York 10153


Form 13F File Number: 028-10328


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jennifer Fanjiang
Title:  General Counsel
Phone:  212 455-0900

Signature,  Place,  and  Date  of  Signing:

/s/ Jennifer Fanjiang              New York, New York                 5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $    2,303,519
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- -----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------- ----
ACXIOM CORP                  COM             005125109    4,355    303,503 SH       SOLE                   280,214  23,289    0
APPLE INC                    COM             037833100   82,526    236,798 SH       SOLE                   222,715  14,083    0
ARCADIA RES INC              COM             039209101    3,238 25,298,102 SH       SOLE                25,298,102       0    0
CABLEVISION SYS CORP         CL A NY CBLVS   12686C109   97,385  2,813,774 SH       SOLE                 2,646,241 167,533    0
CHARLES RIV LABS INTL INC    COM             159864107  168,881  4,400,233 SH       SOLE                 4,127,253 272,980    0
COCA COLA ENTERPRISES INC NE COM             19122T109   38,852  1,423,136 SH       SOLE                 1,313,912 109,224    0
COMCAST CORP NEW             CL A SPL        20030N200   72,587  3,126,059 SH       SOLE                 2,886,179 239,880    0
CONVERGYS CORP               COM             212485106  118,051  8,220,806 SH       SOLE                 7,678,797 542,009    0
DOLLAR THRIFTY AUTOMOTIVE GP COM             256743105   93,057  1,394,528 SH       SOLE                 1,315,843  78,685    0
EL PASO CORP                 COM             28336L109  547,946 30,441,443 SH       SOLE                29,724,823 716,620    0
EL PASO CORP                 COM             28336L109   36,000  2,000,000 SH  CALL SOLE                         0       0    0
HERTZ GLOBAL HOLDINGS INC    COM             42805T105   27,182  1,739,083 SH       SOLE                 1,605,301 133,782    0
KINDER MORGAN INC DEL        COM             49456B101   56,421  1,903,532 SH       SOLE                 1,784,931 118,601    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A  53071M708   93,477  1,204,599 SH       SOLE                 1,133,072  71,527    0
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100   72,625  1,836,275 SH       SOLE                 1,725,589 110,686    0
MCGRAW HILL COS INC          COM             580645109  120,668  3,062,647 SH       SOLE                 2,911,231 151,416    0
OPKO HEALTH INC              COM             68375N103    9,348  2,506,207 SH       SOLE                 2,319,736 186,471    0
PFIZER INC                   COM             717081103   90,172  4,439,782 SH       SOLE                 4,166,219 273,563    0
SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0 80517QAA8   14,003 11,807,000 SH       SOLE                10,901,000 906,000    0
SMURFIT-STONE CONTAINER CORP COM             83272A104  200,903  5,198,019 SH       SOLE                 4,878,308 319,711    0
SPDR GOLD TRUST              GOLD SHS        78463V107   28,466    203,531 SH       SOLE                   112,331  91,200    0
SUNOCO INC                   COM             86764P109   36,461    799,753 SH       SOLE                   738,091  61,662    0
VIACOM INC NEW               CL B            92553P201   54,742  1,176,748 SH       SOLE                 1,086,452  90,296    0
WEATHERFORD INTERNATIONAL LT REG SHS         H27013103   35,111  1,553,574 SH       SOLE                 1,463,815  89,759    0
WILLIAMS COS INC DEL         COM             969457100  154,631  4,959,289 SH       SOLE                 4,668,612 290,677    0
YAMANA GOLD INC              COM             98462Y100   46,431  3,771,825 SH       SOLE                 3,531,943 239,882    0
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